RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of transactions between related parties (Details) - CAD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Disclosure of transactions between related parties [line items]
Salary or fees	$ 1,148,421	$ 1,067,296
Share-based payments	1,692,827	903,443
Total	2,841,248	1,970,739
Management
Disclosure of transactions between related parties [line items]
Salary or fees	977,284	907,230
Share-based payments	484,557	386,013
Total	1,461,841	1,293,243
Directors
Disclosure of transactions between related parties [line items]
Salary or fees	171,137	160,066
Share-based payments	1,208,270	517,430
Total	$ 1,379,407	$ 677,496